Profit per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computations of Profit Per Share

Computations of profit per share:

(Dollars in millions except per share data)	2013	2012	2011
Profit for the period (A) [1]	$3,789	$5,681	$4,928
Determination of shares (in millions):
Weighted average number of common shares outstanding (B)	645.2	652.6	645.0
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price	13.4	17.0	21.1
Average common shares outstanding for fully diluted computation (C) [2]	658.6	669.6	666.1
Profit per share of common stock:
Assuming no dilution (A/B)	$5.87	$8.71	$7.64
Assuming full dilution (A/C) [2]	$5.75	$8.48	$7.40
Shares outstanding as of December 31 (in millions)	637.8	655.0	647.5

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.